BBH TRUST

                                40 Water Street
                                Boston, MA 02109

                                October 20, 2006


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


     RE: BBH TRUST (the "Registrant")
            BBH Money Market Fund (the "Fund")
           1933 Act File No. 2-84751
           1940 Act File No. 811-3779


Dear Sir or Madam:

      Post-Effective Amendment No. 39 under the Securities Act of 1933 and Amendment No. 75 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate the changes from the Registrant's currently effective Registration Statement.

      As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective December 19, 2006 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add a share class to the above listed Fund.

      Pursuant to Investment Company Act Release No. 13,768, the Fund respectfully requests selective review. Therefore, we respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

      The following is a list of sections and sub-sections of the enclosed Registration Statement which we are requesting be reviewed:

      PROSPECTUS
      Item 2:     Risk/Return Summary: Fund Performance
      Item 3:     Risk/Return Summary: Annual Fund Operating Expenses
      Item 6:     Shareholder Information
      Item 8:     Financial Highlights

      STATEMENT OF ADDITIONAL INFORMATION
      Item 21:    Computation of Performance






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In connection with the review of this filing by staff of the Securities and
Exchange Commission, the Trust acknowledges the staff's view that: the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


If you have any questions on the enclosed material, please contact me at (412) 288-6812.

                                                 Very truly yours,



                                                 /s/ Diane J. Palmer
                                                 Diane J. Palmer
                                                 Paralegal

Enclosures